Cash and Cash Equivalents and Other Investments	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Other Investments [Abstract]
Cash and cash equivalents and other investments
6.	Cash and cash equivalents and other investments

Cash and cash equivalents are as follows:

	December 31,
	2025	2024

Cash	$1,303,965	$1,374,909
Cash equivalents (1)	27,246,898	27,783,318
	$28,550,863	$29,158,227

(1)	Cash equivalents are investments with initial original maturities of less than 90 and 120 days and consist primarily of Treasury Bills issued by the United States Treasury Department.